Cover	Dec. 22, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2022
Entity File Number	001-40608
Entity Registrant Name	TRADEUP ACQUISITION CORP.
Entity Central Index Key	0001844417
Entity Tax Identification Number	85-1314502
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	732
Local Phone Number	910-9692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units, each consisting of one share of Common Stock and onehalf of one Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one-half of one Warrant
Trading Symbol	UPTDU
Security Exchange Name	NASDAQ
Common Stock, par value 0.0001 per share [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UPTD
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of 11.50 [Member]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	UPTDW
Security Exchange Name	NASDAQ